Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

April 30, 2019

BCV-QTLY-0619
1.800334.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 13.1%
Entertainment - 3.8%
The Walt Disney Co.	132,007	$18,080,999
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	7,700	9,231,992
Media - 7.4%
Comcast Corp. Class A	612,300	26,653,418
Fox Corp. Class A (a)	103,133	4,021,156
Interpublic Group of Companies, Inc.	206,000	4,738,000
		35,412,574

TOTAL COMMUNICATION SERVICES		62,725,565

CONSUMER DISCRETIONARY - 3.8%
Multiline Retail - 1.8%
Dollar General Corp.	69,600	8,775,864
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	72,200	9,313,078

TOTAL CONSUMER DISCRETIONARY		18,088,942

CONSUMER STAPLES - 6.3%
Beverages - 1.9%
C&C Group PLC	2,411,612	9,155,965
Food Products - 4.4%
Danone SA	110,500	8,936,966
The Hershey Co.	81,000	10,112,850
The J.M. Smucker Co.	15,100	1,851,713
		20,901,529

TOTAL CONSUMER STAPLES		30,057,494

ENERGY - 9.6%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	293,100	7,040,262
Oil, Gas & Consumable Fuels - 8.2%
Exxon Mobil Corp.	240,700	19,323,396
GasLog Partners LP	296,200	6,237,972
Golar LNG Partners LP	485,900	6,141,776
Teekay LNG Partners LP	512,900	7,585,791
		39,288,935

TOTAL ENERGY		46,329,197

FINANCIALS - 28.2%
Banks - 7.9%
SunTrust Banks, Inc.	164,200	10,751,816
U.S. Bancorp	216,797	11,559,616
Wells Fargo & Co.	325,798	15,771,881
		38,083,313
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	62,000	12,767,040
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	114,900	24,899,979
Insurance - 6.9%
Chubb Ltd.	90,400	13,126,080
Prudential PLC	305,998	6,952,697
The Travelers Companies, Inc.	91,700	13,181,875
		33,260,652
Mortgage Real Estate Investment Trusts - 5.6%
AGNC Investment Corp.	605,300	10,768,287
Annaly Capital Management, Inc.	943,100	9,515,879
MFA Financial, Inc.	856,200	6,430,062
		26,714,228

TOTAL FINANCIALS		135,725,212

HEALTH CARE - 22.2%
Biotechnology - 3.8%
Amgen, Inc.	20,200	3,622,264
Celgene Corp. (a)	153,400	14,520,844
		18,143,108
Health Care Providers & Services - 13.4%
Anthem, Inc.	39,600	10,415,988
Centene Corp. (a)	120,700	6,223,292
Cigna Corp.	145,800	23,158,872
UnitedHealth Group, Inc.	80,700	18,808,749
Wellcare Health Plans, Inc. (a)	23,100	5,967,885
		64,574,786
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	129,600	6,017,328
Roche Holding AG (participation certificate)	61,320	16,180,102
Takeda Pharmaceutical Co. Ltd. ADR	107,371	1,962,742
		24,160,172

TOTAL HEALTH CARE		106,878,066

INDUSTRIALS - 3.8%
Aerospace & Defense - 1.5%
United Technologies Corp.	51,100	7,287,371
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	137,400	11,129,400

TOTAL INDUSTRIALS		18,416,771

INFORMATION TECHNOLOGY - 4.3%
IT Services - 4.3%
Amdocs Ltd.	103,000	5,673,240
Cognizant Technology Solutions Corp. Class A	135,700	9,900,672
The Western Union Co.	260,200	5,058,288
		20,632,200
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Simon Property Group, Inc.	36,400	6,322,680
Real Estate Management & Development - 3.2%
CBRE Group, Inc. (a)	291,900	15,199,233

TOTAL REAL ESTATE		21,521,913

UTILITIES - 1.9%
Electric Utilities - 1.9%
Exelon Corp.	180,200	9,181,190
TOTAL COMMON STOCKS
(Cost $436,378,869)		469,556,550

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $11,756,655)	11,754,408	11,756,759
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $448,135,524)		481,313,309
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(571,759)
NET ASSETS - 100%		$480,741,550

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$386,107
Fidelity Securities Lending Cash Central Fund	4,247
Total	$390,354

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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